Commitments and Contingency (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Commitments and Contingency [Abstract]
Schedule of future minimum lease payments under operating lease agreements
Amount

Twelve months ending December 31,

2018	$175,651
2019	104,222
2020	15,053
$294,926

Twelve months ending June 30,	Amount
2018	$215,560
2019	149,081
2020	48,597
$413,238